Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income / (loss)	R$ 42,128	R$ 33,877	R$ 30,242
Financial assets at fair value through other comprehensive income	(2,015)	4,681	(3,442)
Change in fair value	(7,030)	5,443	(5,659)
Tax effect	2,867	(1,105)	1,373
(Gains) / losses transferred to income statement	3,905	624	1,534
Tax effect	(1,757)	(281)	(690)
Hedge	(2,156)	684	(34)
Cash flow hedge	(488)	236	65
Change in fair value	(941)	457	162
Tax effect	453	(221)	(97)
Hedge of net investment in foreign operation	(1,668)	448	(99)
Change in fair value	(3,207)	848	(148)
Tax effect	1,539	(400)	49
Insurance contracts and private pension	470	(710)	796
Change in discount rate	976	(1,192)	1,349
Tax effect	(506)	482	(553)
Remeasurements of liabilities for post-employment benefits (1)	(115)	(324)	(34)
Remeasurements	(205)	(584)	(65)
Tax effect	90	260	31
Foreign exchange variation in foreign investments	8,552	(327)	(3,026)
Total other comprehensive income	4,736	4,004	(5,740)
Total comprehensive income	46,864	37,881	24,502
Comprehensive income attributable to the owners of the parent company	45,821	37,109	23,467
Comprehensive income attributable to non-controlling interests	R$ 1,043	R$ 772	R$ 1,035